March 29, 2005

VIA EDGAR SUBMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Attn: Filing Desk

Re:	Ascendant Solutions, Inc. (the “Company”)

(File No. 000-27945)

Gentlemen:

Enclosed herewith for filing with the Securities and Exchange Commission (the “Commission”) is the Company’s Annual Report on Form 10-K for the period ended December 31, 2004.

Sincerely,

ASCENDANT SOLUTIONS, INC.

By:	/s/ DAVID E. BOWE
David E. Bowe Chief Executive Officer and President

Enclosure

16250 Dallas Parkway, Suite 102, TX 75248 • Telephone: 972-250-0945 • Fax: 972-250-0934